Capital Stock (Fair Value Assumptions) (Details) - Stock Options - $ / shares		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants (in usd per share)		$ 8.38	$ 6.88	$ 7.64
Risk-free interest rate, minimum	[1]	1.70%	1.20%	0.90%
Risk-free interest rate, maximum	[1]	2.70%	2.40%	1.90%
Expected volatility for options, minimum	[2]	35.00%	35.00%	35.00%
Expected volatility for options, maximum	[2]
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option lives (in years)	[3]	4 years	4 years	3 years
Expected dividend yield	[4]	0.00%	0.00%	0.80%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option lives (in years)	[3]	6 years	10 years	6 years
Expected dividend yield	[4]	1.50%	1.80%	1.80%

[1]	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.
[2]	Expected volatilities are based on implied volatilities from traded options on the Company’s shares, historical volatility of the Company’s shares and other factors.
[3]	The expected term of options granted represents the period of time that options granted are expected to be outstanding.
[4]	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of the Company's shares at the date of grant.